NOTE 8 - LOAN PAYABLE (Tables)	3 Months Ended
Jun. 30, 2013
Payable Loans [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Within one year	$61,893
$61,893